Basis of Presentation (Policies)	6 Months Ended
Jun. 30, 2018
Significant Accounting Policies [Abstract]
Statement of Cash Flows:

Statement of Cash Flows: In November 2016, the FASB issued ASU No. 2016-18—Statement of Cash Flows (Topic 230) - Restricted Cash, which addresses the requirement that a statement of cash flows explain the change during the period in the total of cash and cash equivalents and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. ASU 2016-18 is effective for fiscal years beginning after December 15, 2017 including interim periods within that reporting period. On January 1, 2018, the Company adopted the aforementioned ASU. The only effect the adoption of ASU No. 2016-18 had is the presentation of the restricted cash on the statement of cash flows. More precisely, the line item “Increase in restricted cash” was removed from the financing activities section of the statement of cash flows and the beginning period and ending period cash balances now include restricted cash. Comparative period of the statement of cash flow has been retrospectively adjusted to reflect the adoption of ASU No. 2016-18. In August 2016, the FASB issued ASU No. 2016-15- Statement of Cash Flows (Topic 230) – Classification of Certain Cash Receipts and Cash Payments which addresses certain cash flow issues with the objective of reducing the existing diversity in practice: ASU 2016-15 is effective for fiscal years beginning after December 15, 2017 including interim periods within that reporting period. The Company adopted the aforementioned ASU with no impact on its condensed consolidated financial statements and notes disclosures.

Treasury stock:

Treasury stock: Treasury stock is stock that is repurchased by the issuing entity, reducing the amount of outstanding shares in the open market. When shares are repurchased, they may either be cancelled or held for reissue. If not cancelled, such shares are referred to as treasury stock. Treasury stock is essentially the same as unissued capital and reduce ordinary share capital. The cost of the acquired shares should generally be shown as a deduction from stockholders’ equity. Dividends on such shares held in the entity’s treasury should not be reflected as income and not shown as a reduction in equity. Gains and losses on sales of treasury stock should be accounted for as adjustments to stockholders’ equity and not as part of income. Depending on whether the shares are acquired for reissuance or retirement, treasury stock is accounted for under the cost method or the constructive retirement method. The cost method is also used, when reporting entity management has not made decisions as to whether the reacquired shares will be retired, held indefinitely or reissued. The Company elected for the repurchase of its common shares to be accounted for under the cost method. Under this method, the treasury stock account is charged for the aggregate cost of shares reacquired.

Revenue from Contracts with Customers:

Revenue from Contracts with Customers: In May 2016, the FASB issued their final standard on revenue from contracts with customers. The standard, which was issued as ASU 2014-09 (Topic 606) by the FASB, and as amended, outlines a single comprehensive model for entities to use in accounting for revenue from contracts with customers and supersedes most legacy revenue recognition guidance. The core principle of the guidance in Topic 606 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services by applying the following steps: (1) identify the contract(s) with a customer; (2) identify the performance obligations in each contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in each contract; and (5) recognize revenue when (or as) the entity satisfies a performance obligation. The standard is effective for public business entities from annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. The new revenue standard may be applied using either of the following transition methods: (1) a full retrospective approach reflecting the application of the standard in each prior reporting period with the option to elect certain practical expedients, or (2) a modified retrospective approach with the cumulative effect of initially adopting the standard recognized at the date of adoption (which includes additional footnote disclosures).

Regarding the incremental costs of obtaining a contract with a customer and contract’s fulfilling costs, they should be capitalized and been amortized over the voyage duration, if certain criteria are met – for incremental costs if only they are chargeable to the customer and for contract’s fulfilling costs if each of the following criteria is met: (i) they relate directly to the contract, (ii) they generate or enhance entity’s resources that shall be used in performance obligation satisfaction and (iii) are expected to be recovered. Further, in case of incremental costs, entities may elect, in accordance with the practical expedient of ASC 340 “Other assets and deferred costs”, not to capitalize them in cases of amortization period (voyage period) is less than one year.

On January 1, 2018, the Company adopted the aforementioned ASU using the modified retrospective method. Its adoption mainly changed the method of recognizing revenue over time for voyage charters from the discharge-to-discharge method to the loading-to-discharge method. Under the loading-to-discharge method the commencement date of each voyage charter shall be deemed to be upon the loading of the current cargo, decreasing the period of time for recognizing revenue for voyages. With respect to the recognition of voyage charters related costs, taking into consideration the aforementioned practical expedient, the related costs (i.e. commissions) continue to be expensed as incurred, on the basis that the Company’s voyage charters do not exceed one year. Additionally, the Company has identified that the fuel consumption that is incurred by the Company from the latter of the end of the previous vessel employment and the contract date until the arrival at the loading port, during this period meet the capitalization criteria and are deferred and amortized ratably over the total transit time of the voyage from arrival at the loading port until the vessel departs from the discharge port and expensed as part of Voyage Expenses. Capitalized voyage costs are included in the consolidated balance sheet under Current Assets. Regarding time charter and profit sharing contracts, no material changes related to Company’s accounting policies were identified. : profit sharing contracts are accounted for as variable consideration, and included in the transaction price if some or all of an amount of variable consideration can be estimated in accordance with paragraph 606-10-32-8 and only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The Company adopted ASU 2014-09 during the first quarter of 2018 using the modified retrospective transition method applied to those spot market voyage charter contracts which were not completed as of January 1, 2018. Upon adoption, the Company recognized the cumulative effect of adopting this guidance as an adjustment to its opening balance of retained earnings as of January 1, 2018. Prior periods were not adjusted retrospectively.

The following table illustrates the impact of the adoption of the new revenue recognition guidance on the Consolidated Statement of Comprehensive Loss:

	For the Three Months period ended June 30, 2018
	As reported $	Balance without adoption of New Revenue Standard $	Effect of Change $
Voyage revenues	123,927	123,840	87
Voyage expenses	29,407	29,456	(49)
Net loss	(16,266)	(16,402)	136
Net loss per share, basic and diluted	(0.19)	(0.19)	0.00

	For the Six Months period ended June 30, 2018
	As reported $	Balance without adoption of New Revenue Standard $	Effect of Change $
Voyage revenues	249,651	248,972	679
Voyage expenses	56,683	56,627	56
Net loss	(34,823)	(35,446)	623
Net loss per share, basic and diluted	(0.40)	(0.41)	0.01

The following table illustrates the impact of the adoption of the new revenue recognition guidance on the Consolidated Statement of Cash Flow:

	For the Six Months period ended June 30, 2018
	As reported $	Balance without adoption of New Revenue Standard $	Effect of Change $
Cash Flows from Operating Activities:	38,691	38,068	623
Adjustments to reconcile net loss to net cash provided by operating activities:
Increase in Receivables, net	(8,666)	(7,987)	(679)
Increase in Capitalized voyage expenses	(525)	0	(525)

The following table illustrates the cumulative effect of the adoption of the new revenue recognition guidance on the opening Consolidated Balance Sheet:

	Balance as at December 31, 2017 $	New Revenue Standard Adjustment $	Balance as at January 1, 2018 $
Assets:
Current Assets:
Accounts receivable, net	27,364	(1,949)	25,415
Capitalized voyage expenses	-	638	638

Liabilities and Stockholders’ Equity:
Current Liabilities:	-	-	-
Stockholders’ Equity:
Retained earnings	547,937	(1,311)	546,626

Business combinations - Definition of a business:

Business combinations – Definition of a business: In January 2017, the FASB issued ASU No. 2017-01 – Business Combinations (Topic 805) – Clarifying the Definition of a Business which addresses business combination issues with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. ASU 2017-01 is effective for fiscal years beginning after December 15, 2017 including interim periods within that reporting period. The Company adopted the aforementioned ASU with no impact on its condensed consolidated financial statements and notes disclosures.

Leases:

Leases: In February 2016, the FASB issued ASU No. 2016-02, Leases (ASC 842), and as amended, which requires lessees to recognize most leases on the balance sheet. This is expected to increase both reported assets and liabilities. The new lease standard does not substantially change lessor accounting. For public companies, the standard will be effective for the first interim reporting period within annual periods beginning after December 15, 2018, although early adoption is permitted. Lessees and lessors will be required to apply the new standard at the beginning of the earliest period presented in the financial statements in which they first apply the new guidance, using a modified retrospective transition method. In July 2018, the FASB issued ASU No. 2018-11, Leases (ASC 842) – Targeted Improvements. The amendments in this Update: (i) provide entities with an additional (and optional) transition method to adopt the new leases standard, under which an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption consistent with preparers' requests and (ii) provide lessors with a practical expedient, by class of underlying asset, to not separate non-lease components from the associated lease component and, instead, to account for those components as a single component if the non-lease components otherwise would be accounted for under the new revenue guidance (Topic 606) and both of the following are met: (a) The timing and pattern of transfer of the non-lease component(s) and associated lease component are the same and (b) The lease component, if accounted for separately, would be classified as an operating lease. If the non-lease component or components associated with the lease component are the predominant component of the combined component, an entity is required to account for the combined component in accordance with Topic 606. The Company is currently analyzing the impact of the adoption of this new standard.